Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 5,404
Balance at end of year	5,354	$ 5,404
At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	16,489	14,534
Additions	2,361	6,328
Disposals	(159)	(101)
Transfer to lease receivable		(4,100)
Disposals due to deconsolidation of IsoEnergy		(172)
Balance at end of year	18,691	16,489
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	11,085	9,532
Disposals		(81)
Depreciation	2,252	1,768
Disposals due to deconsolidation of IsoEnergy		(134)
Balance at end of year	13,337	11,085
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,187
Balance at end of year	4,090	3,187
Machinery And Equipment [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,366	6,665
Additions	2,109	6,009
Disposals	(159)	(101)
Transfer to lease receivable		(4,100)
Disposals due to deconsolidation of IsoEnergy		(107)
Balance at end of year	10,316	8,366
Machinery And Equipment [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,179	4,703
Disposals		(81)
Depreciation	1,047	626
Disposals due to deconsolidation of IsoEnergy		(69)
Balance at end of year	6,226	5,179
Computer Equipment And Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	151
Balance at end of year	254	151
Computer Equipment And Software [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,979	1,978
Additions	252	66
Disposals	0	0
Transfer to lease receivable		0
Disposals due to deconsolidation of IsoEnergy		(65)
Balance at end of year	2,231	1,979
Computer Equipment And Software [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,828	1,731
Disposals		0
Depreciation	149	162
Disposals due to deconsolidation of IsoEnergy		(65)
Balance at end of year	1,977	1,828
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,066
Balance at end of year	1,010	2,066
Other [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,144	5,891
Additions	0	253
Disposals	0	0
Transfer to lease receivable		0
Disposals due to deconsolidation of IsoEnergy		0
Balance at end of year	6,144	6,144
Other [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,078	3,098
Disposals		0
Depreciation	1,056	980
Disposals due to deconsolidation of IsoEnergy		0
Balance at end of year	$ 5,134	$ 4,078